Share-based Compensation - Description of share option plans (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Jul. 31, 2014
Description of share option plans
Total unrecognized compensation expenses related to unvested awards	¥ 4,497.6
Weighted average remaining vesting period	4 years 2 months 12 days
Minimum
Description of share option plans
Vesting Period	2 years
Expiration period	6 years
Maximum
Description of share option plans
Vesting Period	6 years
Expiration period	7 years
Class Z Ordinary Shares | Global Share Plan | Maximum
Description of share option plans
Aggregate number of shares issuable under the plan		19,880,315
Class Z Ordinary Shares | 2018 Plan | Maximum
Description of share option plans
Aggregate number of shares issuable under the plan	23,367,875